Equity Method Investments (Details)	Aug. 29, 2013	Dec. 31, 2013 Augusta [Member] Joint Venture Interest [Member]	Dec. 31, 2013 Augusta [Member] Managing Member LLC Interest [Member]	Dec. 31, 2013 Augusta [Member] Indirect Equity Interest In Property [Member]
Schedule of Equity Method Investments [Line Items]
Our Ownership Interest in Property Owner	28.36%	50.00%	50.00%	25.00%